SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENT INFORMATION

28 SEGMENT INFORMATION

The Chairman is the Company’s Chief Operating Decision Maker (“CODM”). Management has determined the operating segments based on the reports reviewed by the Chairman that are used to make strategic decisions, allocate resources and assess performance.

The CODM considers the business from both a geographic and business segment perspective. Geographically, management manages and monitors the business in the two primary geographic areas namely, Singapore and Malaysia. From a business segment perspective, management separately considers each business segments activities in these geographic areas. All the geographic areas are engaged in the similar business segments. The CODM assesses the performance of the operating segments based on a measure of its operating results for continuing operations.

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Chief Operating Officer for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Company operates in two business segments:

1.	The business of innate immune cell-based immunotherapy, pluripotent stem cell-based therapy and undertaking the research and development of immune cell and stem cell-based therapy.

2.	The business of collecting, harvesting, processing, cryopreserving and banking of cells including cord blood stem cells in general; and to carry out research and development on cord blood derived cell-based therapy.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

Geographical segment

Non-current assets (excluding investment in associate) information based on the location of assets are as follows:

	2024	2025
	S$	S$

Malaysia	2,764,642	3,272,486
Singapore	1,081,454	1,049,492
Total	3,846,096	4,321,978

Non-current assets information presented above consist of property, plant and equipment, intangible assets and other receivables as presented in the consolidated statement of financial position.

Business segment

	2024	2024	2025	2025	2024	2025
	S$	S$	S$	S$	S$	S$
	Immune cell	CBU service &	Immune cell	CBU service &
	therapy	related therapy	therapy	related therapy	Consolidated	Consolidated
Revenue	-	69,501	-	324,387	69,501	324,387
Private blood banking expenses	-	(17,121)	-	(67,992)	(17,121)	(67,992)
Operating results	(2,288,907)	(69,309)	(3,705,474)	(158,832)	(2,358,216)	(3,864,306)
Non-current assets	3,255,888	811,158	3,095,610	1,226,368	4,067,046	4,321,978
Total assets	9,059,086	1,008,663	5,930,746	2,054,207	10,067,749	7,984,953
Non-current liabilities	394,311	23,027	369,535	52,582	417,338	422,117
Total liabilities	871,435	152,525	457,066	674,220	1,023,960	1,131,286
Equity	8,246,154	797,635	7,125,613	(271,946)	9,043,789	6,853,667

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025